Share Capital and Capital Surplus (deficit) and Others (Tables)	12 Months Ended
Dec. 31, 2018
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Number of authorized, issued and outstanding common shares and the details of capital surplus and others

The number of authorized, issued and outstanding common shares and the details of capital surplus (deficit) and others as of December 31, 2018 and 2017 are as follows:

(In millions of won, except for share data)
	December 31, 2018		December 31, 2017
Number of authorized shares		220,000,000	220,000,000
Number of issued shares(*1)		80,745,711	80,745,711
Share capital:
Common share	￦	44,639	44,639
Capital surplus and others:
Paid-in surplus		2,915,887	2,915,887
Treasury shares (note 24)		(1,979,475)	(2,260,626)
Share option (note 26)		1,007	414
Others(*2)		(681,094)	(857,912)

	￦	256,325	(202,237)

(*1)

In 2002 and 2003, the Parent Company retired treasury shares with reduction of retained earnings before appropriation. As a result, the Parent Company’s outstanding shares have decreased without change in share capital.

(*2)	Others primarily consist of the excess of the consideration paid by the Group over the carrying values of net assets acquired from entities under common control.

Details of shares outstanding

There were no changes in share capital during the years ended December 31, 2018 and 2017 and details of shares outstanding as of December 31, 2018 and 2017 are as follows:

(In shares)	2018			2017
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	80,745,711	8,875,883	71,869,828	80,745,711	10,136,551	70,609,160